Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	HUMANKIND BENEFIT CORPORATION
Entity Central Index Key	dei_EntityCentralIndexKey	0001821080
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hknd
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2025
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
Humankind US Stock ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Humankind US Stock ETF — Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

Humankind US Stock ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Humankind US Equity Index (the “Index”). The Fund’s investment objective may be changed without the consent of the shareholders of the Fund.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ending December 31, 2024, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. You may pay brokerage commissions on your purchases and sales of the Fund’s shares, which are not reflected in the Example.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser uses a “passive” or indexing approach in seeking to achieve the Fund’s investment objective. The Fund does not try to outperform the index it tracks. Specifically, the Fund employs an investment management strategy that seeks to provide investment results that, before the fees and expenses of the Fund, correspond generally to the total return performance of the Index. As explained in more detail below, the Index is primarily comprised of domestic (U.S.) equity securities and may not be comprised of greater than 5% of foreign securities (including American Depositary Receipts (“ADRs”)). The Adviser uses a representative sampling indexing strategy to manage the Fund. The Fund may or may not hold all of the securities in the Index. Under normal conditions, the Fund will invest at least 90% of its net assets, including borrowings for investment purposes, in securities contained in the Index (the “90% Policy”). The overall goal of the Index is to select component securities issued by companies that are benefiting humankind – defined as value created for investors, consumers, employees, and members of society generally. The Adviser, which serves as the sponsor of the Index, seeks to meet the above goal by investing in issuers that meet socially responsible investment (“SRI”) criteria.

In addition, Humankind Benefit Corporation (the “Company”), of which the Fund is a series, is structured as a Maryland Benefit Corporation in order to pursue the goal of making a material, positive impact on humanity. The Fund’s investment strategy is consistent with the Company’s purpose of creating socially optimal economic outcomes through investing in issuers that provide investor value, consumer value, employee value, and societal value in order to benefit humankind. The Adviser is structured as a Delaware statutory benefit limited liability company. As such, it is intended to operate in a responsible and sustainable manner and to produce a public benefit or benefits. The Adviser’s specific benefit purpose is to operate its business to support socially optimal economic outcomes.

As explained in more detail below, the Fund will invest in public companies that the Adviser, which serves as the sponsor of the Index, has determined to have the most positive impact on humanity, defined as investors, customers, employees, and members of society. By investing in a representative sampling of securities that make up the Index, the Fund will be pursuing and promoting the purpose of creating a material, positive impact on society and the environment, and supporting socially optimal economic outcomes as delineated by the Index.

While the Fund will typically invest in issuers that meet these SRI criteria, it may invest in companies that do not meet every one of these criteria. Concerns with respect to one SRI assessment category may not automatically eliminate a company from being considered an eligible investment. The Index may include a company with business lines that would traditionally be considered “sinful” or “dirty” if, in the Adviser’s determination, the net value provided to humanity, after taking everything into account, is still positive and meets the criteria for inclusion in the Index. Accordingly, by deploying an investment strategy that seeks to provide investment results that, before the fees and expenses of the Fund, correspond generally to the total return performance of the Index, the Fund may invest in companies with business lines that would traditionally be considered “sinful” or “dirty” should the Adviser determine that the company’s net value provided to humanity after taking everything into account, is positive.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received). The Fund may invest its cash balances into money market funds, bank deposits, U.S. Treasury securities or other short-term fixed income investments.

Humankind US Equity Index

Each company in the Index’s universe is given a “humankind value” based upon the Adviser’s estimate of how much value the company creates for humankind. A company’s humankind value also attempts to take into account the humankind value of their critical supply chain partners. The Index is composed of the common stocks of domestic (U.S.) companies that have a minimum market capitalization of $500 million at time of inclusion in the Index, minimum average daily trading volume of $1 million, and exclude business development companies. As such, the Index may include, and therefore the Fund may invest in, small-, mid-, and large-cap companies. As a U.S. equity index, the Index may not be comprised of greater than 5% of foreign securities (including ADRs). Stocks are weighted in the Index based on their positive humankind scores with those having higher positive rating receiving a higher weighting in the Index, subject to certain prescribed liquidity and diversification adjustments. The Index’s methodology is owned and compiled by the Adviser, which is wholly-owned by Humankind USA, LLC, and utilizes an independent index calculation agent, Solactive AG, to calculate, publish, and maintain the index market value on a daily basis. As of December 31, 2024, the Index included 983 companies, and the market capitalization ranged from $99.62 million to $3.79 trillion with a weighted average market capitalization of $419.87 billion. The number of companies in the Index will change over time, but is anticipated to be approximately 1000. The Index is reconstituted annually and is rebalanced quarterly. As sponsor of the Index, the Adviser may remove Index constituents at any time following extraordinary events relating to a company’s impact on humanity, as determined by the Adviser. Should this happen, an announcement will be made 10 trading days before the deletion. The Adviser uses a representative sampling indexing strategy to manage the Fund.

“Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The Fund may or may not hold all of the securities in the Index.

The Fund is not sponsored, promoted, sold or supported in any other manner other than as set forth below by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index or the index price at any time or in any other respect. The Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards the Issuer, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. The publication of the Index by Solactive AG for the purpose of use in connection with the Fund does not constitute~~s~~ a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

Humankind Value and SRI Criteria

Through its utilization of a “humankind value,” the Index is designed to help investors align their portfolio in a manner that accounts for the economic impact of their portfolio on humankind by seeking to include companies based on their positive impact to humankind. The Index methodology takes into consideration a company’s investor value, consumer value, employee value, and societal value. It then adjusts on the basis of the company’s supply chain relationships and may apply a government value adjustment.

These considerations comprise the Adviser’s “SRI Criteria.” See “Additional Information about the Fund’s Investment Objectives and Strategies” for more information about the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock

There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in the Fund. Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. The principal risks affecting shareholders’ investments in the Fund are set forth below.

Socially Responsible Investment Risk. SRI risk, which is the chance that stocks screened by the Adviser for SRI criteria generally will underperform the stock market as a whole or that a particular stock selected for the Index will, in the aggregate, trail returns of other mutual funds or exchange-traded funds (“ETFs”) screened for SRI criteria. There are significant differences in interpretations of what it means for a company to meet SRI criteria. The Adviser’s assessment of a company, based on the company’s level of involvement in a particular industry or the Adviser’s own SRI Criteria, may differ from that of other funds or an investor’s assessment of such company. As a result, the companies deemed eligible by the Adviser may not reflect the beliefs and values of any particular investor and may not exhibit positive or favorable SRI characteristics. Finally, as a series of a Maryland Benefit Corporation, the Fund pursues the goal of making a material, positive impact on humanity, even if such a pursuit causes the Fund to trail returns of other funds screened for SRI criteria or other domestic equity funds generally.

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Sector Risk. In tracking the Index, the Fund may, from time to time, invest more heavily in companies in a particular economic sector or sectors, which would subject the Fund to proportionately higher exposure to the risks of that sector. For instance, economic or regulatory changes adversely affecting such sectors may have more of an impact on the Fund’s performance than if the Fund held a broader range of investments. As of the end of the calendar year ended December 31, 2024, the healthcare sector was heavily overweight in the Fund. However, this overweight could change at any time based on market conditions. Additional sectors may also be heavily overweight based upon the humankind value of the companies comprising the given sector.

Healthcare Sector Risk. The profitability of companies in the healthcare sector, as traditionally defined, including healthcare equipment and services companies, may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Small- and Medium-Sized Companies. Investors in small- and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrower product lines and frequent lack of management depth. The securities of small- and medium-sized companies might not be traded in volumes typical of larger securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics (e.g. COVID-19 pandemic), terrorism, wars (e.g. conflicts in Ukraine and Middle East), conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Exchange-Traded Fund Risks.

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NYSE Arca (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Index than it otherwise would at higher asset levels or the Fund may ultimately liquidate.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value per share (“NAV”) and possibly face delisting from the Exchange: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below (or at a discount), or above (at a premium) to their NAV. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s securities holdings or the NAV of Fund shares. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying securities or the NAV of Fund shares.

Trading: Although Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Large Shareholder Transactions: The Fund may experience adverse effects when certain shareholders, or shareholders collectively, purchase or redeem large amounts of shares of the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange  and may, therefore, have a material upward or downward effect on the market price of the shares.

Passive Investment Risk. The Fund is not actively managed and therefore will not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Representative Sampling Risk/Tracking Error Risk. There is a chance that the securities selected for the Fund, in the aggregate, may not provide investment performance matching the Fund’s target Index or that the Fund will not achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Benefit Corporation Risk. The interest of investors, customers, employees, and members of society at large may be viewed or weighed differently. As a benefit corporation, there can be no assurance that the Company or Fund will create (i) a material, positive impact on humanity, society or the environment, or (ii) a specific public benefit through the support of socially optimal economic outcomes.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns (before and after taxes) for the one year and since inception periods compared to those of the Index and of a relevant broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website www.humankindfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual returns (before and after taxes) for the one year and since inception periods compared to those of the Index and of a relevant broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-557-6692
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.humankindfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	December 31, 2022	11.40%
Worst Quarter	June 30, 2022	-11.59%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.59%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2024
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information is available at www.humankindfunds.com or by calling 1-888-557-6692.

Humankind US Stock ETF | S&P Composite 1500 TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.95%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	12.53%	[1]
Humankind US Stock ETF | Humankind US Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.78%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%	[1]
Humankind US Stock ETF | Socially Responsible Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Socially Responsible Investment Risk. SRI risk, which is the chance that stocks screened by the Adviser for SRI criteria generally will underperform the stock market as a whole or that a particular stock selected for the Index will, in the aggregate, trail returns of other mutual funds or exchange-traded funds (“ETFs”) screened for SRI criteria. There are significant differences in interpretations of what it means for a company to meet SRI criteria. The Adviser’s assessment of a company, based on the company’s level of involvement in a particular industry or the Adviser’s own SRI Criteria, may differ from that of other funds or an investor’s assessment of such company. As a result, the companies deemed eligible by the Adviser may not reflect the beliefs and values of any particular investor and may not exhibit positive or favorable SRI characteristics. Finally, as a series of a Maryland Benefit Corporation, the Fund pursues the goal of making a material, positive impact on humanity, even if such a pursuit causes the Fund to trail returns of other funds screened for SRI criteria or other domestic equity funds generally.

Humankind US Stock ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions.

Humankind US Stock ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. In tracking the Index, the Fund may, from time to time, invest more heavily in companies in a particular economic sector or sectors, which would subject the Fund to proportionately higher exposure to the risks of that sector. For instance, economic or regulatory changes adversely affecting such sectors may have more of an impact on the Fund’s performance than if the Fund held a broader range of investments. As of the end of the calendar year ended December 31, 2024, the healthcare sector was heavily overweight in the Fund. However, this overweight could change at any time based on market conditions. Additional sectors may also be heavily overweight based upon the humankind value of the companies comprising the given sector.

Healthcare Sector Risk. The profitability of companies in the healthcare sector, as traditionally defined, including healthcare equipment and services companies, may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Humankind US Stock ETF | Healthcare Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Healthcare Sector Risk. The profitability of companies in the healthcare sector, as traditionally defined, including healthcare equipment and services companies, may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Humankind US Stock ETF | Small And Medium Sized Companies [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small- and Medium-Sized Companies. Investors in small- and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrower product lines and frequent lack of management depth. The securities of small- and medium-sized companies might not be traded in volumes typical of larger securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

Humankind US Stock ETF | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected and could adversely affect the liquidity of the Fund’s investments, which may in turn impact valuation, the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics (e.g. COVID-19 pandemic), terrorism, wars (e.g. conflicts in Ukraine and Middle East), conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Humankind US Stock ETF | Exchange Traded Fund Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Exchange-Traded Fund Risks.

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NYSE Arca (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Index than it otherwise would at higher asset levels or the Fund may ultimately liquidate.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value per share (“NAV”) and possibly face delisting from the Exchange: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below (or at a discount), or above (at a premium) to their NAV. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s securities holdings or the NAV of Fund shares. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying securities or the NAV of Fund shares.

Trading: Although Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Large Shareholder Transactions: The Fund may experience adverse effects when certain shareholders, or shareholders collectively, purchase or redeem large amounts of shares of the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange  and may, therefore, have a material upward or downward effect on the market price of the shares.

Humankind US Stock ETF | Absence Of An Active Market [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Absence of an Active Market: Although the Fund’s shares are approved for listing on the NYSE Arca (the “Exchange”), there can be no assurance that an active trading market will develop and be maintained for Fund shares. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Index than it otherwise would at higher asset levels or the Fund may ultimately liquidate.

Humankind US Stock ETF | Authorized Participants A Ps Market Makers And Liquidity Providers Concentration [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration: The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value per share (“NAV”) and possibly face delisting from the Exchange: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Humankind US Stock ETF | Costs Of Buying Or Selling Shares [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Costs of Buying or Selling Shares: Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

Humankind US Stock ETF | Fluctuation Of N A V [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fluctuation of NAV: The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below (or at a discount), or above (at a premium) to their NAV. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s securities holdings or the NAV of Fund shares. As a result, investors in the Fund may pay significantly more or receive significantly less for Fund shares than the value of the Fund’s underlying securities or the NAV of Fund shares.

Humankind US Stock ETF | Trading [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading: Although Fund shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all. Further, secondary markets may be subject to erratic trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in Fund shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Humankind US Stock ETF | Large Shareholder Transactions [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Shareholder Transactions: The Fund may experience adverse effects when certain shareholders, or shareholders collectively, purchase or redeem large amounts of shares of the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange  and may, therefore, have a material upward or downward effect on the market price of the shares.

Humankind US Stock ETF | Passive Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Passive Investment Risk. The Fund is not actively managed and therefore will not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index. Unlike with an actively managed fund, the Adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Humankind US Stock ETF | Representative Sampling Risk Tracking Error Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Representative Sampling Risk/Tracking Error Risk. There is a chance that the securities selected for the Fund, in the aggregate, may not provide investment performance matching the Fund’s target Index or that the Fund will not achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Humankind US Stock ETF | Benefit Corporation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Benefit Corporation Risk. The interest of investors, customers, employees, and members of society at large may be viewed or weighed differently. As a benefit corporation, there can be no assurance that the Company or Fund will create (i) a material, positive impact on humanity, society or the environment, or (ii) a specific public benefit through the support of socially optimal economic outcomes.

Humankind US Stock ETF | Humankind US Stock ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HKND
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.11%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 11
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	35
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	62
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 141
Annual Return 2022	rr_AnnualReturn2022	(9.05%)
Annual Return 2023	rr_AnnualReturn2023	12.35%
Annual Return 2024	rr_AnnualReturn2024	10.65%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.65%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	8.32%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2021
Humankind US Stock ETF | Humankind US Stock ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.89%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	7.74%	[1]
Humankind US Stock ETF | Humankind US Stock ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.31%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	none
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%	[1]

[1]	The Fund’s inception date (commencement of trading/operations) was February 24, 2021, with the since inception performance calculated as of the close of business on February 23, 2021.
[2]	The Fund’s investment adviser, Humankind Investments, LLC (the “Adviser”), provides investment advisory services and pays the Fund’s operating expenses, with certain exceptions, in return for a “unitary fee” exclusive of expenses incurred pursuant to the Fund’s 12b-1 Distribution Plan, if any; costs of borrowing (such as interest charges and dividend expenses on securities sold short); taxes or governmental fees; acquired fund fees and expenses, if any; brokerage commissions and other expenses of executing portfolio transactions; costs of holding shareholder meetings, including proxy costs; fees and expenses associated with the Fund’s securities lending program, if any; fees of independent counsel to the disinterested Directors; and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.